SIGNIFICANT ACCOUNTING POLICIES (Schedule of Losses Reclassified Out of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of revenues	$ 473,292	$ 527,561	$ 472,394
Research and development	5,086	4,098	4,216
Marketing and selling	82,222	94,412	85,725
General and administrative	49,490	51,596	50,845
Total loss	108,240	56,366	$ (17,889)
Reclassification of AOCI [Member] | Accumulated losses on derivative instruments [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of revenues	2,287	1,921
Research and development	102	68
Marketing and selling	414	249
General and administrative	503	317
Total loss	$ 3,306	$ 2,555